Equitable Financial Life Insurance Company

Supplement Dated March 16, 2021 to the current prospectuses and supplements to the prospectuses for:

•	Investment Edge® 21.0

This Supplement modifies certain information in the above-referenced prospectuses, supplements to prospectuses and statements of additional information, (together the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. The prospectuses and statements of additional information are hereby incorporated by reference, respectively. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus.

Breakpoint Credit (BPC):

Investment Edge® ADV contract owners are eligible for the BPC. Please read the Prospectus accordingly.

Copyright 2021 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

IM-33-21 (3.21)	Cat #162694
IE 21	#123816